Document And Entity Information	Oct. 21, 2021
Document Information [Line Items]
Entity, Registrant Name	UNITED BANCSHARES, INC/OH
Document, Type	8-K
Document, Period End Date	Oct. 21, 2021
Entity, Incorporation, State or Country Code	OH
Entity, File Number	000-29283
Entity, Tax Identification Number	34-1516518
Entity, Address, Address Line One	105 Progressive Drive
Entity, Address, City or Town	Columbus Grove
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45830
City Area Code	419
Local Phone Number	659-2141
Title of 12(b) Security	Common Stock
Trading Symbol	UBOH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001087456